Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets and Financial Liabilities [Abstract]
Schedule of Financial Assets	financial assets
	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Financial assets at FVTPL
Non-current	—	—
Equity investment at FVTPL	—	—
Total non-current financial assets at FVTPL	—	—
Total financial assets	—	—
Financial assets at amortised cost
Current
Trade receivables (Note 16)	22,844	9,279
Financial assets included in prepayments, other receivables and other assets, net	7,231	7,683
Net investments in subleases	—	—
Amounts due from related parties, net	303	2,377
Amounts due from shareholders, net	1,913	99
Cash and cash equivalents	7,574	5,425
Total current financial assets at amortised cost	39,865	24,863
Non-current
Financial assets included in prepayments, other receivables and other assets	1,642	306
Investment in associates and joint ventures	2,370	—
Total non-current financial assets at amortised cost	4,012	306
Total financial assets at amortised cost	43,877	25,169
Total financial assets	43,877	25,169

Schedule of Financial Liabilities	Lease liabilities and other financial liabilities at amortised cost, with carrying amounts that are reasonable approximations of fair values
	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Current
Trade payables	34,818	35,012
Financial liabilities included in other payables and accruals	44,081	12,046
Amount due to related parties	531	488
Amount due to shareholders	12,566	325
Interest-bearing loans and borrowings	62,226	69,045
Lease liabilities	1,706	4,123
	155,928	121,039
Non-current
Interest-bearing loans and borrowings	3,000	—
Lease liabilities	2,487	4,650
	5,487	4,650
Total	161,415	125,689

Schedule of Valuation of Unlisted Equity Investment
Valuation technique	Significant unobservable inputs	Inputs
Market approach	Discount for lack of marketability	29.0%(2022:33.0%)
	Discount rate	15.0%(2022:12.4%)

Schedule of Foreign Currency Risk	The Group’s exposure to foreign currency risk for all other currencies is not material.
For the year ended December 31, 2023	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(823)
	-5%	823
HK$	+5%	—
	-5%	—
For the year ended December 31, 2022	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(461)
	-5%	461
HK$	+5%	—
	-5%	—
For the year ended December 31, 2021	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	1,606
	-5%	(1,606)
HK$	+5%	—
	-5%	—

Schedule of Credit Quality and the Maximum Exposure to Credit Risk
	12-month Expected Credit Losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	25,168	25,168
Financial assets included in prepayments, other receivables and other assets—Normal*	8,873	—	—	—	8,873
Amounts due from related parties—Doubtful*	—	303	—	—	303
Amounts due from shareholders—Normal*	1,913	—	—	—	1,913
Cash and cash equivalents—not yet past due	7,574	—	—	—	7,574
	18,360	303	—	25,168	43,831
	12-month Expected Credit Losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified Approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	76,260	76,260
Financial assets included in prepayments, other receivables and other assets—Normal*	7,989	—	—	—	7,989
Amounts due from related parties—Normal*	2,377	—	—	—	2,377
Amounts due from shareholders—Normal*	99	—	—	—	99
Cash and cash equivalents—not yet past due	5,425	—	—	—	5,425
	15,890	—	—	76,260	92,150
*	The credit quality of the financial assets included in prepayments, other receivables and other assets, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix	Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:
	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2023
Expected credit loss rate	4.61%	5.13%	40.63	86.53%	9.23%
Gross carrying amount (RMB’000)	23,276	312	288	1,292	25,168
Expected credit loss (RMB’000)	1,072	16	117	1,118	2,324

			Normal
			Days past due
	Specific allowance	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2022
Expected credit loss rate	100.00%	2.77%	8.60%	12.50%	16.93%	87.83%
Gross carrying amount (RMB’000)	66,433	7,501	488	280	1,558	76,260
Expected credit loss (RMB’000)	66,433	208	42	35	264	66,981

Schedule of Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments	The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:
	On demand	Less than 1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2023
Interest-bearing loans and borrowings	34,000	31,226	—	65,226
Lease liabilities	—	1,763	2,260	4,023
Trade payables	—	11,362	23,456	34,818
Due to shareholders	12,566	—	—	12,566
Due to related parties	531	—	—	531
Other payables and accruals	—	73,900	13,959	87,859
As at December 31, 2022
Interest-bearing loans and borrowings	30,000	42,680	—	72,680
Lease liabilities	—	4,194	5,032	9,226
Trade payables	—	35,012	—	35,012
Due to a shareholder	325	—	—	325
Due to a related party	—	488	—	488
Other payables and accruals	—	12,046	—	12,046

Schedule of Expected Credit Losse
	12-month Expected Credit Losses		Lifetime Expected Credit losses
	Financial assets included in prepayments, other receivables and other asset	Due from related parties	Trade receivables	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2022	—	—	5,672	5,672
Increase in loss allowance arising from new financial assets recognised in the year	20	19	99,595	99,634
Decrease in loss allowance from derecognition of financial assets in the year	—	—	(38,286)	(38,286)
As at December 31, 2022	20	19	66,981	67,020
Increase in loss allowance arising from new financial assets recognised in the year	2,958	—	1,924	4,882
Decrease in loss allowance from derecognition of financial assets in the year	—	(16)	(66,581)	(66,597)
As at December 31, 2023	2,978	3	2,324	5,305

Schedule of supplier account
	2023	2022	2021
Top 1 supplier
Supplier A	—	—	63.6%
Supplier B	—	41%	—
Supplier C	35%	—	—
	December 31, 2023	December 31, 2022	December 31, 2021
Top 1 supplier
Supplier A	—	—	77.7%
Supplier B	—	76.7%	—
Supplier C	70.6%	—	—

Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities
	Interest- bearing		Due	Due to
	loans and borrowings	Lease liabilities	to shareholders	related parties
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2021	60,000	17,490	325	7,177
Changes from financing activities	(12,461)	(3,648)	—	(7,177)
Acquisition of a subsidiary	—	(14,379)	—	—
Additions	—	2,734	—	—
Accretion of interest	—	1,082	—	—
As at December 31, 2021 and January 1, 2022	47,539	3,279	325	—
Changes from financing activities	21,506	(1,309)	—	488
Changes from operating activities	—	(859)	—	—
Lease termination	—	(1,151)	—	—
Additions	—	8,578	—	—
Accretion of interest	—	235	—	—
As at December 31, 2022 and January 1, 2023	69,045	8,773	325	488
Changes from financing activities	(3,819)	(3,055)	12,240	—
Changes from operating activities	—	—	—	—
Lease termination	—	(6,734)	—	—
Additions	—	4,945	1	43
Accretion of interest	—	264	—	—
As at December 31, 2023	65,226	4,193	12,566	531